Prepaid Share Forward Agreement	12 Months Ended
Dec. 31, 2025
Prepaid Share Forward Agreement [Abstract]
PREPAID SHARE FORWARD AGREEMENT

12. PREPAID SHARE FORWARD AGREEMENT

On December 27, 2024, FST Ltd., CayCo and FST entered into an agreement (the “Prepaid Share Forward Agreement”) with each of (i) Harraden Circle Investors, LP (“HCI”) and (ii) Harraden Circle Special Opportunities, LP (“HCSO”) (HCI and HCSO collectively, the “Seller”) for an over-the-counter Prepaid Share Forward Transaction. For purposes of the Prepaid Share Forward Agreement, “Counterparty” refers to FST Ltd. prior to the consummation of the Business Combination and CayCo after the consummation of the Business Combination.

Pursuant to the terms of the Prepaid Share Forward Agreement, the Seller intends, but is not obligated, to purchase up to a number of Class A ordinary shares of FST Ltd., in the aggregate amount equal to up to 3,000,000, from third parties through a broker in the open market (other than through Counterparty), or Class A ordinary shares previously redeemed by Seller that Seller reverses a previously submitted redemption request for prior to the closing of the Business Combination (the “Relevant Shares”). The Seller is also entitled to purchase up to 100,000 Class A ordinary shares of FST Ltd. (the “Committed Shares”), which shall not form a part of the Relevant Shares under the Prepaid Share Forward Agreement, and the Sellers will not sell the Committed Shares at a price less than the Reset Price (as defined below) prior to 30 day anniversary of the closing of the Business Combination.

The Prepaid Share Forward Agreement provides that the Counterparty shall pay to the Seller an aggregate cash amount (the “Prepayment Amount”) equal to the product of (i) the number of Relevant Shares and the number of Committed Shares and (ii) the redemption price per share as set forth in the FST Ltd.’s constitutional documents (the “Redemption Price”, which was approximately US$11.79 per share at the execution of the Prepaid Share Forward Agreement) directly from the trust account maintained by Continental Stock Transfer & Trust Company by no later than the earlier of (a) one business day after the closing of the Business Combination and (b) the date any assets from the Trust Account are disbursed in connection with the Business Combination.

From time to time and on any date following the Business Combination (any such date, a “OET Date”), Seller may, in its absolute discretion, terminate the Transaction in whole or in part with respect to any number of Relevant Shares by giving notice of such termination and the specified number of Relevant Shares (such quantity, the “Terminated Shares”). As of each OET Date, the Counterparty shall be entitled to an amount from Seller, and the Seller shall pay to the Counterparty, an amount equal to (a) the then-in-effect Reset Price, multiplied by (b) the Terminated Shares. Thereafter, the number of Relevant Shares shall be reduced by the number of Terminated Shares. The Reset Price shall be initially the Redemption Price, and, from time to time in the Counterparty’s sole discretion, the Reset Price may be adjusted to the lower of the current Reset Price and the lowest daily VWAP (as defined in the Prepaid Forward Share Agreement) over the prior 10 trading days. For avoidance of doubt, the Reset Price may only be adjusted downward.

The Prepaid Share Forward Agreement matures on the date falling 12 months after of the closing of the Business Combination (the “Maturity Date”).

At Maturity Date, the Seller shall return to the Counterparty the Relevant Shares, and in exchange of such return, shall be entitled to retain an amount equal to the number of Relevant Shares multiplied by the Redemption Price.

Pursuant to Amendment No. 1 to the Prepaid Share Forward executed on January 9th, 2026 (the “Amendment”), the Maturity Date was extended to the date that is 24 months after the closing of the Business Combination.

On January 15, 2025, FST Ltd. paid $20,605,656, including $77,540 transaction costs, to the Seller, pursuant to the terms of the Prepaid Share Forward Agreement. Among the 1,742,573 shares under the Prepaid Share Forward Agreement, 100,000 are Commitment Shares and 1,642,573 are Relevant Shares.

Commitment Shares are already outstanding at inception of the Prepaid Forward Purchase Agreement and Seller does not have ability to redeem during the term of Prepaid Forward Purchase Agreement. The Group concluded that the Commitment Shares are compensation to Seller for the waiver of the redemption rights of Relevant Shares at closing of the Business Combination. The Group measured the Commitment Shares at their fair value at inception, by the redemption price of $11.79 per share.

The Group evaluated the Prepaid Share Forward Agreement according to ASC 480- Distinguishing Liabilities from Equity and ASC 815 - Derivatives and Hedging and concluded that, (i) due to the uncertainty of the Business Combination Closing as of December, 31, 2024, the Relevant Shares are not required to be accounted for as a liability pursuant to ASC 480-10. Upon the closing of the Business Combination on January 15, 2025, and prior to the Prepayment in full, the Forward Purchase of Relevant Shares is representative of an obligation to repurchase shares by transferring assets under ASC 480-10-25-8 through 25-11. Following Prepayment in full, the Group will no longer have an obligation to transfer assets and the Forward Purchase of Relevant Shares will no longer be subject to the accounting requirements of ASC 480, (ii) the embedded put option feature in connection with the Terminated Shares is not indexed to the Group’s own equity because the settlement terms are not fixed, which preclude the embed put option from equity classification. Accordingly, the embedded put option in connection with the Terminated Shares is required to be bifurcated and accounted for separately as an embedded derivative under ASC 815. The Group recognizes the embed put option as an OET derivative liability at fair value on the consolidated balance sheets. Changes in the fair value of OET derivative liability are recorded in the consolidated statements of operations as a component of other income (expense).

For the year ended December 31, 2025, the Group recorded unrealized gain on change in fair value changes of the OET derivative liability of $909,454. The fair value of the OET derivative liability was measure at Black-Scholes model, with the key inputs as following:

	December 31, 2025	December 31, 2024 (Initial Value)
Stock price	$1.40	$9.63
Exercise price	$11.79	$11.79
Risk-free rate	3.48%	4.16%
Volatility	75.93%	30.17%
Expected terms (years)	1.04	1.08
Estimated weighted average Terminated Shares	1,742,573	1,582,101